Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Principal Maturities if the Company's Borrowings

Principal maturities of the Company’s borrowings, consistent of amounts outstanding under the 2017 Credit Facility, at December 31, 2017 are as follows (in thousands):

2018	$—
2019	—
2020	—
2021	—
2022	85,339

$85,339

Summary of Pricing Grid of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level

The pricing grid below shows the applicable margin for LIBOR rate loans depending on the Utilization Level (as defined in the credit agreement) as of the date of this filing:

Utilization Level	Utilization	LIBOR Margin	Applicable Margin	Commitment Fee
Level I	< 25%	2.25%	1.25%	0.500%
Level II	≥25% but <50%	2.50%	1.50%	0.500%
Level III	≥50% but <75%	2.75%	1.75%	0.500%
Level IV	≥75% but <90%	3.00%	2.00%	0.500%
Level V	≥90%	3.25%	2.25%	0.500%

Schedule of Applicable Margin for LIBOR Rate Loans Depending on the Utilization Level

The pricing grid below shows the applicable margin for LIBOR rate loans depending on the Utilization Level (as defined in the credit agreement):

Utilization Level	Utilization	LIBOR Margin	Applicable Margin	Commitment Fee
Level I	< 25%	2.25%	1.25%	0.500%
Level II	>25% but <50%	2.50%	1.50%	0.500%
Level III	>50% but <75%	2.75%	1.75%	0.500%
Level IV	>75% but <90%	3.00%	2.00%	0.500%
Level V	> 90%	3.25%	2.25%	0.500%